Other information - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Line Items]
Cash and cash equivalents	$ 304.3	$ 195.0
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	342.5	197.3	$ 371.4	$ 267.2
Seaspan [Member]
Supplemental Cash Flow Information [Line Items]
Cash and cash equivalents	304.3	195.0	357.3
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	342.5	197.3	371.4
Seaspan [Member] | Prepaid and Other [Member]
Supplemental Cash Flow Information [Line Items]
Restricted cash	0.0	2.3	0.0
Seaspan [Member] | Other Assets [Member]
Supplemental Cash Flow Information [Line Items]
Restricted cash	$ 38.2	$ 0.0	$ 14.1